Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll and benefits	$ 1,318	$ 540	$ 184
Consulting services	23	60
Legal services	458
Research and development	818	484	8
Facility costs	36	18
Other	537		1
Total	$ 3,190	$ 1,102	$ 193